Fair Value Instruments (Tables) - GIGCAPITAL7 CORP [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2026 and December 31, 2025, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	March 31, 2026	December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$213,506,528	$211,637,310

Liabilities:
Derivative liability	3	$15,706	$—

Warrant liability	2	$1,182,642	$1,524,790

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	December 31, 2025	December 31, 2024
Assets:
Cash and marketable securities held in Trust Account	1	$211,637,310	$203,188,704
Liabilities:
Warrant liability	2	$1,524,790	$241,735

Schedule of Estimated Fair Value of Working Capital Note
The fair value of the warrants was estimated using the following assumptions:

	Upon Issuance	As of September 11, 2024
Stock Price	$9.08	$9.18
Volatility	9.0%	8.0%
Risk free interest rate	3.78%	3.52%
Exercise price	$11.50	$11.50
Time to maturity - years	6.75	6.72

Schedule of Fair Value of Working Capital Note
The following table presents information about the change in fair value of the Company’s Level 3 derivative liability during the three months ended March 31, 2026.

March 31, 2026
Fair value beginning of period	$30,449
Change in fair value	(14,743)

Fair value—end of period	$15,706

The change in the fair value of the Level 3 warrant liability in the period from May 8, 2024 (date of inception) through September 11, 2024, was as follows:

Period from May 8, 2024 (Inception) through September 11, 2024
Fair value - beginning of period	$—
Additions	58,060
Change in fair value	2,929,653
Transfers out of level 3 to level 2	(2,987,713)
Fair value - end of period	$—

Schedule Of Estimated Fair Value Of Derivative Liability Based On Significant Inputs At Issuance [Text Block]
The derivative liability was valued using the Black-Scholes option pricing model. The estimated fair value of the derivative liability was based on the following inputs at issuance and as of March 31, 2026:

	Upon Issuance	As of March 31, 2026
Unit price	$11.12	$11.00
Expected term	0.33	0.17
Volatility	56%	7%
Risk free interest rate	3.69%	3.72%
Exercise price	$10.0	$10.0
Dividend yield	0%	0%